Share-Based Compensation (Changyou 2014 Share Incentive Plan, Changyou share option activity) (Details) - Changyou 2014 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, $ in Thousands
					12 Months Ended
		Nov. 02, 2016	Jun. 01, 2016	Nov. 02, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance					450,000
Number of Shares, Granted		450,000	329,000	450,000	779,000
Number of Shares, Exercised					(377,000)	0
Number of Shares, Forfeited or expired					0
Number of Shares, Outstanding, Ending Balance					852,000	450,000
Number of Shares, Vested, Ending balance		450,000	329,000	450,000	852,000
Number of Shares, Exercisable, Ending balance					852,000
Weighted Average Exercise Price, Outstanding, Beginning balance					$ 0.01
Weighted Average Exercise Price, Granted					0.01
Weighted Average Exercise Price, Exercised					0.01
Weighted Average Exercise Price, Outstanding, Ending balance					0.01	$ 0.01
Weighted Average Exercise Price, Vested, Ending balance					0.01
Weighted Average Exercise Price, Exercisable, Ending balance					$ 0.01
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance					8.84
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance					7.93	8.84
Aggregate Intrinsic Value, Outstanding, Beginning balance	[1]				$ 5,580
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]				9,032	$ 5,580
Aggregate Intrinsic Value, Vested, Ending balance	[1]				$ 9,032
Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price					$ 10.61
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price					$ 21.22

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of $21.22 per Changyou ADS, or $10.61 per Class A ordinary share, on December 31, 2016 and the nominal exercise prices of the share options